Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Inventory [Abstract]
Current work in progress	$ 22,170	$ 18,165
Current finished goods	558	399
Inventories	$ 22,728	$ 18,564